Short-term Investment (Details)					12 Months Ended
	Jul. 13, 2023 CNY (¥)	Jul. 13, 2023 USD ($)	Feb. 15, 2023 CNY (¥)	Feb. 15, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Jul. 13, 2023 USD ($)	Apr. 11, 2023 CNY (¥)	Apr. 11, 2023 USD ($)	Feb. 10, 2023 CNY (¥)	Feb. 10, 2023 USD ($)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)
Short-term Investment (Details) [Line Items]
Collateral amount	¥ 95,997,298								$ 13,421,127	¥ 72,556,022	$ 10,533,379	¥ 80,917,612	$ 11,919,983	¥ 377,490,814	$ 53,169,218
Short term investment	5,032,270	$ 712,069	¥ 686,130	$ 100,000
Interest income					¥ 14,249,793	$ 300,000	¥ 2,703,219	¥ 315,550
Realized gains (in Yuan Renminbi) | ¥					¥ 5,718,400
Minimum [Member]
Short-term Investment (Details) [Line Items]
Interest accrued on funds held in the collateral account						100,000
Maximum [Member]
Short-term Investment (Details) [Line Items]
Interest accrued on funds held in the collateral account						$ 300,000
First Tranches [Member]
Short-term Investment (Details) [Line Items]
Collateral amount												¥ 36,747,941	$ 5,413,344
Second Tranches [Member]
Short-term Investment (Details) [Line Items]
Collateral amount										¥ 49,135,463	$ 7,133,280
Third Tranches [Member]
Short-term Investment (Details) [Line Items]
Collateral amount	¥ 33,943,379								$ 4,745,534